Impairment of Long-lived Assets - Additional Information (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 30, 2016
Segment Reporting Information [Line Items]
Property and equipment impairment expense		$ 0	$ 0	$ 6,305,426	$ 36,609,332
PP&E, net	$ 263,861,645	$ 399,268,000		263,861,645	291,838,498
Permain drilling unit
Segment Reporting Information [Line Items]
Property and equipment impairment expense				6,300,000	28,600,000
Reporting unit, fair value					18,800,000
Acidizing unit
Segment Reporting Information [Line Items]
Property and equipment impairment expense					8,000,000
Reporting unit, fair value					6,300,000
Permain drilling unit
Segment Reporting Information [Line Items]
Property and equipment impairment expense	6,300,000			6,300,000	28,600,000
PP&E, net	15,000,000			15,000,000	$ 48,100,000	$ 15,000,000
Estimated fair value measurements | Significant other observable inputs (Level 2) | Permain drilling unit
Segment Reporting Information [Line Items]
Property and equipment, net	$ 8,700,000			$ 8,700,000